Post- Employment Benefits - Summary of Amounts Recognized in Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the statement of financial position
Defined benefit obligation	$ (23,248)	$ (24,705)
Fair value of plan assets	15,030	16,759
Net liability	$ (8,218)	$ (7,946)